Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment	12 Months Ended
Mar. 31, 2024
Furniture and fixture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation of property and equipment	5 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation of property and equipment	5 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation of property and equipment, description	Over the shorter of the terms of leases or 5 years